Related Party Transactions (Details Narrative) (USD $)	3 Months Ended	12 Months Ended				12 Months Ended																				12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Apr. 30, 2012	Jan. 31, 2012	Mar. 31, 2011	Dec. 31, 2013 Relative One of Ed Kurtz [Member]	Dec. 31, 2012 Relative One of Ed Kurtz [Member]	Dec. 31, 2013 Relative Two of Ed Kurtz [Member]	Dec. 31, 2012 Relative Two of Ed Kurtz [Member]	Dec. 31, 2013 Relative Three of Ed Kurtz [Member]	Dec. 31, 2012 Relative Three of Ed Kurtz [Member]	Dec. 31, 2013 Relative Four of Ed Kurtz [Member]	Dec. 31, 2012 Relative Four of Ed Kurtz [Member]	Dec. 31, 2013 Relative Five of Ed Kurtz [Member]	Dec. 31, 2012 Relative Five of Ed Kurtz [Member]	Dec. 31, 2013 Relative Six of Ed Kurtz [Member]	Dec. 31, 2012 Relative Six of Ed Kurtz [Member]	Dec. 31, 2013 Relative Seven of Ed Kurtz [Member]	Dec. 31, 2012 Relative Seven of Ed Kurtz [Member]	Dec. 31, 2013 Mrs. Birch [Member]	Dec. 31, 2012 Mrs. Birch [Member]	Dec. 31, 2012 CEO and Founders [Member]	Dec. 31, 2013 2007-2009 Convertible Note issued in April 2007 [Member]	Dec. 31, 2013 2007-2009 Convertible Note issued in June 2007 [Member]	Dec. 31, 2013 2012 Convertible Promissory Note issued in July 2012 [Member]	Dec. 31, 2013 Loan Agreement [Member]	Dec. 31, 2013 Series A Preferred Stock [Member]	Dec. 31, 2013 Series A Preferred Stock [Member] Andrew Do [Member]	Dec. 31, 2012 Series A Preferred Stock [Member] Andrew Do [Member]
Total related party loans receivable		$ 0		$ 108,243																							$ 108,328
Receivables collateralized of related parties’ Series A, shares																											1,083
Convertible notes																							125,000	112,500	150,000
Accrued interest rate, per annum			14.00%		36.00%																		48.00%	18.00%	18.00%
Repayment of principal payment																								85,000
Principal amount of notes outstanding																				302,500	302,500					104,165
Payment of interest																				38,313	76,200
Loan, principal amount																										104,165
Receipt of investment financing or commitment from third party																										1,000,000
Conversion of stock, shares converted																												1,600,000	1,600,000
Conversion of stock, shares issued																												16,000	16,000
Warrants to purchase shares of common stock						0	3,000,000															1,340,000
Share-based compensation expense		294,307				0	2,978,624															1,330,000
Total cash compensation, including base salary, bonus and other compensation						42,439	36,859	20,781	24,572	90,695	71,870	92,397	114,735	69,000	57,500	4,974	0	7,287	0
Management consulting and other business advisory services, per week received		1,500
Management consulting and other business advisory services, fees received	$ 48,000	$ 78,000